Related Party Transactions (Detail Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Consulting fees	$ 18,000	$ 25,000	$ 58,500	$ 85,000	$ 107,500	$ 124,000